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Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                                 [Securian Logo]

June 26, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE:  Registration Statement Filing Under the Securities
     Act of 1933 and the Investment Company Act of 1940
     Variable Annuity Account
     File Number: 811-04294

Dear Ladies and Gentlemen:

On behalf of the Variable Annuity Account, (the "Registrant"), and in connection with the Registration Statement of the Registrant Under the Securities Act of 1933 and the Investment Company Act of 1940, we are herewith filing electronically with the Securities and Exchange Commission (the "Commission"), pursuant to the Commission's EDGAR System, a copy of the initial Registration Statement on Form N-4, with exhibits.

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,


/s/ Daniel P. Preiner
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Daniel P. Preiner
Counsel